Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of assets acquired

Description	Fair Value	Weighted Average Useful Life (in years)
Purchase Price	$69,928

Assets acquired:
Cash and cash equivalents	$10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	408
Operating lease right of use asset	557	3 years
Property and equipment, net	133	3 years
Other assets	42
Developed technology	8,697	10 years
Patents	2,703	10 years
Customer relationships	5,604	5 years
Trade names and trademarks	3,294	7 years
Total assets acquired	$33,876

Liabilities assumed:
Accounts payable	$443
Accrued liabilities	969
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,217
Total liabilities assumed	8,741
Goodwill	$44,793

Schedule of proforma financial information

As of December 31, 2023
Assets
Current assets	$9,029
Noncurrent assets	27,552
Total assets	$36,581

Liabilities
Current liabilities	$10,316
Noncurrent liabilities	867
Total liabilities	$11,183

Stockholders’ equity	$25,398
Total stockholders’ equity	$25,398

Total liabilities and equity	$36,581

Year Ended December 31, 2023
Revenues	$7,366
Net loss	$(57,904)